Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders

The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:

	Years ended December 31,
	2025	2024	2023
Net loss	(106,889)	(78,209)	(247,862)
Weighted average shares outstanding—basic and diluted	9,428,441	3,027,195	2,309,009
Net loss per ordinary share—basic and diluted	(11.34)	(25.83)	(107.34)